TAXES ON INCOME (Shedule of deferred taxes are reflected in the statement of financial position) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-current assets	$ 30,235	$ 27,226
NIS [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-current assets	$ 2,048	$ 1,311